Property and Equipment- Schedule of property and equipment activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,739,529	$ 1,692,127
Write down of asset		(45,679)
Property, plant and equipment at end of period	2,146,576	1,739,529
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,236,213	2,862,419
Additions	352,682	161,860
Transfers from inventory	360,679
Transfers to inventory	(102,158)
Transfers from/(to) inventory		212,890
Write down of asset	(45,679)
Foreign exchange translation	2,767	(956)
Property, plant and equipment at end of period	3,804,504	3,236,213
Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,496,684	1,170,292
Depreciation	172,250	326,768
Transfers to inventory	(12,770)
Foreign exchange translation	1,764	(376)
Property, plant and equipment at end of period	1,657,928	1,496,684
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34,925	6,035
Property, plant and equipment at end of period	55,964	34,925
Computers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51,849	14,116
Additions	41,223	38,112
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		0
Write down of asset	0
Foreign exchange translation	778	(379)
Property, plant and equipment at end of period	93,850	51,849
Computers | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	16,924	8,081
Depreciation	20,200	9,223
Transfers to inventory	0
Foreign exchange translation	762	(380)
Property, plant and equipment at end of period	37,886	16,924
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	26,047	24,111
Property, plant and equipment at end of period	35,290	26,047
Furniture | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,058	35,514
Additions	15,832	8,121
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		0
Write down of asset	0
Foreign exchange translation	1,989	(577)
Property, plant and equipment at end of period	60,879	43,058
Furniture | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	17,011	11,403
Depreciation	7,576	5,604
Transfers to inventory	0
Foreign exchange translation	1,002	4
Property, plant and equipment at end of period	25,589	17,011
Automobiles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	74,130	37,802
Property, plant and equipment at end of period	205,204	74,130
Automobiles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	94,256	51,283
Additions	150,990	42,973
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	245,246	94,256
Automobiles | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,126	13,481
Depreciation	19,916	6,645
Transfers to inventory	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	40,042	20,126
Demonstration Electric Buses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	668,788	250,420
Property, plant and equipment at end of period	828,966	668,788
Demonstration Electric Buses | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	832,463	320,723
Additions	0	0
Transfers from inventory	360,679
Transfers to inventory	(102,158)
Transfers from/(to) inventory		511,740
Write down of asset	(45,679)
Foreign exchange translation	0	0
Property, plant and equipment at end of period	1,045,305	832,463
Demonstration Electric Buses | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	163,675	70,303
Depreciation	65,434	79,320
Transfers to inventory	(12,770)
Foreign exchange translation	0	0
Property, plant and equipment at end of period	216,339	163,675
Leased asset
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	46,531	372,413
Property, plant and equipment at end of period	38,121	46,531
Leased asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	672,151	971,001
Additions	0	0
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		(298,850)
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period		672,151
Leased asset | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	625,620	598,588
Depreciation	8,410	41,084
Transfers to inventory	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	634,030	625,620
EV Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	53,419	176,260
Property, plant and equipment at end of period	156,077	53,419
EV Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	691,703	641,663
Additions	142,811	50,040
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	834,514	691,703
EV Equipment | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	638,284	465,403
Depreciation	40,153	172,881
Transfers to inventory	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	678,437	638,284
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	800,717	794,431
Property, plant and equipment at end of period	801,317	800,717
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	800,717	794,431
Additions	600	6,286
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	801,317	800,717
Land | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0
Transfers to inventory	0
Foreign exchange translation		0
Property, plant and equipment at end of period	0	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34,972	30,655
Property, plant and equipment at end of period	25,637	34,972
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	50,016	33,688
Additions	1,226	16,328
Transfers from inventory	0
Transfers to inventory	0
Transfers from/(to) inventory		0
Write down of asset	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	51,242	50,016
Leasehold improvements | Depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	15,044	3,033
Depreciation	10,561	12,011
Transfers to inventory	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	$ 25,605	$ 15,044